UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2884

                     Salomon Brothers Opportunity Fund Inc
               (Exact name of registrant as specified in charter)

      125 Broad Street, New York, NY                              10004
 (Address of principal executive offices)                       (Zip code)


                            Christina T. Sydor, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  August 31
Date of reporting period: August 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Letter from the Chairman









Dear Shareholder,

We encourage you to read this annual report for the Salomon Brothers Opportunity Fund Inc in full. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Sincerely,


/s/ Irving G. Brilliant
Irving G. Brilliant
Chairman

September 22, 2003










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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


Manager Overview



SPECIAL NOTICE TO SHAREHOLDERS

As of May 8, 2003, George J. Williamson is responsible for the day-to-day management of the Fund's portfolio. Mr. Williamson is also an investment officer of the Fund. Mr. Williamson has been a Director of the Manager since 1999. Prior to 1999, he was a Vice President of the Manager. Irving G. Brilliant, who had been portfolio manager of the Fund since 1979, remains Chairman of the Fund.

PERFORMANCE REVIEW

For the twelve months ended August 31, 2003, the Fund returned 2.57%, underperforming its unmanaged benchmark, the S&P 500 Index, /1/ which returned 12.06% for the same period. It also underperformed the average of its Lipper peer group of multi-cap value funds, which returned 12.61% for the same period. /2/

FUND PERFORMANCE

One reason for the Fund's underperformance was its large cash position which was held on expectations of a poor economy. Other detractors from performance included being underweight in the consumer discretionary and resurgent information technology sectors, which performed very well particularly towards the end of the period. Contributors to performance included an underweight position in the consumer staples industry and an overweight position in the energy and basic materials sectors.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ George J. Williamson
George J. Williamson
Investment Officer

September 22, 2003


The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.


Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 6 through 9 for a list and percentage breakdown of the Fund's holdings.


1 The S&P 500 Index is a market capitalization-weighed index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


2 Lipper is a major independent mutual-fund tracking organization. Average annual returns are based on the 12-month period ended August 31, 2003, calculated among 479 funds in the multi-cap value funds category with reinvestment of dividends and capital gains excluding sales charges.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Results of an Investment in Salomon Brothers Opportunity Fund Inc

Set forth below are average annual total return figures for the periods indicated and a graph showing the value of a hypothetical $10,000 investment made in Salomon Brothers Opportunity Fund Inc on August 31, 1993. The average annual total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and share price of the Fund will fluctuate. Shares when redeemed may be worth more or less than original cost.

                           AVERAGE ANNUAL TOTAL RETURN

The average annual total return over the periods indicated below shows the average annual percentage change in value of an investment in the Fund from the beginning of the measuring period to the end of the measuring period. When considering "average" total return for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

The Fund's average annual total return for the periods indicated was as follows:
One-year period ended August 31, 2003 ...........................        2.57%
Five-year period ended August 31, 2003 ..........................        5.18%
Ten-year period ended August 31, 2003 ...........................        9.63%

                    PERFORMANCE COMPARISON -- VALUE OF $10,000*
                           AUGUST 1993 -- AUGUST 2003
                                   (UNAUDITED)

                               Salomon Brothers
                             Opportunity Fund Inc        S&P 500
                                    -----                -------
                  8/93              10000                 10000
                  8/94              10640                 10546
                  8/95              12881                 12804
                  8/96              14346                 15202
                  8/97              20154                 21378
                  8/98              19481                 23114
                  8/99              22704                 32314
                  8/00              27339                 37582
                  8/01              26474                 28420
                  8/02              24448                 23309
                  8/03              25075                 26120



* Past performance is not predictive of future results.





                                                                          PAGE 3


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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Major Portfolio Changes (unaudited)
For the Year Ended August 31, 2003


ADDITIONS*                                                REDUCTIONS*
-----------------------------------------------------     -----------------------------------------------------
Stocks                                       Shares       Stocks                                      Shares
-----------------------------------------------------     -----------------------------------------------------
Aegon N.V................................    10,000       Aegon N.V...............................    10,000(1)
Diamond Offshore Drilling, Inc...........    24,000       Amcast Industrial Corp..................    20,700(1)
General Electric Co......................    40,000       Amerada Hess Corp.......................     7,000(1)
International Business Machines Corp. ...    14,000       American International Group, Inc.......    11,591(1)
Johnson & Johnson........................    20,000       AMR Corp................................    20,000
Leucadia National Corp...................       300       ArvinMeritor, Inc.......................    15,000(1)
Loews Corp...............................    10,000       The Bank of New York Co., Inc...........    98,000
Monsanto Co..............................     5,000       BJ's Wholesale Club, Inc................    11,000(1)
Newscorp Overseas Ltd., ADR..............     1,000       Canadian Pacific Ltd....................    16,000(1)
Popular, Inc.............................    10,000       The Chubb Corp..........................   111,700
Verizon Communications Inc...............     1,000       CNF Inc.................................     4,000(1)
                                                          Deltic Timber Corp......................     6,000(1)
                                                          Encana Corp.............................    16,000
                                                          Everest Reinsurance Group Ltd...........     3,000(1)
                                                          Forest City Enterprises, Inc.,
                                                            Class A Shares........................     4,800
                                                          Fremont General Corp....................     5,980(1)
                                                          Intel Corp..............................     5,000(1)
                                                          International Paper Co..................     4,000(1)
                                                          International Shipholding Corp..........     9,500(1)
                                                          Liberty Homes, Inc., Class A Shares ....     8,000
                                                          Loews Corp..............................    15,000
                                                          National Processing Inc.................     8,000
                                                          Pharmacia Corp..........................    45,260(1)
                                                          Pogo Producing Co.......................     6,800(1)
                                                          Rayonier Inc............................     2,000
                                                          Sabre Holdings Corp.....................    14,000
                                                          Talisman Energy Inc.....................    10,000(1)
                                                          Trenwick Group Ltd......................    13,000(1)
                                                          Tyco International Ltd..................    15,000
                                                          Verizon Communications Inc..............    20,000



-------------------------
* Exclusive of changes resulting entirely from mergers, stock dividends and stock splits.
(1) Elimination.


PAGE 4

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S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Schedule of Investments
August 31, 2003



    SHARES                                 SECURITY                                        VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK -- 76.2%
AEROSPACE AND DEFENSE -- 4.5%
     70,100    General Dynamics Corp..............................................     $  6,036,311
     12,000    Lockheed Martin Corp...............................................          614,760
                                                                                       ------------
                                                                                          6,651,071
                                                                                       ------------
AIR FREIGHT AND COURIERS -- 0.1%
     73,000    ABX Air, Inc. (a)..................................................          171,550
                                                                                       ------------
AIRLINES -- 0.4%
     59,200    AMR Corp. (b)......................................................          651,200
                                                                                       ------------
BANKS -- 13.3%
    487,976    The Bank of New York Co., Inc......................................       14,356,254
    135,000    Popular, Inc. .....................................................        5,086,800
                                                                                       ------------
                                                                                         19,443,054
                                                                                       ------------
CHEMICALS -- 0.4%
     12,721    Monsanto Co........................................................          327,057
     13,000    NL Industries, Inc. (b)............................................          226,850
                                                                                       ------------
                                                                                            553,907
                                                                                       ------------
COMMERCIAL SERVICES AND SUPPLIES -- 1.8%
      7,000    National Processing Inc. (a)(b)....................................          144,760
      9,234    Sabre Holdings Corp. ..............................................          208,873
    117,750    TRC Cos., Inc. (a)(b) .............................................        2,287,882
                                                                                       ------------
                                                                                          2,641,515
                                                                                       ------------
COMPUTERS AND PERIPHERALS -- 0.8%
     14,000    International Business Machines Corp...............................        1,148,140
                                                                                       ------------
CONSTRUCTION AND ENGINEERING -- 1.0%
     42,000    Lafarge North America Inc. (b).....................................        1,438,080
                                                                                       ------------
CONSTRUCTION MATERIALS -- 1.1%
     49,600    Ameron International Corp..........................................        1,673,008
                                                                                       ------------
DIVERSIFIED FINANCIALS -- 3.2%
     50,000    Freddie Mac .......................................................        2,657,500
     53,100    Leucadia National Corp.............................................        2,025,765
                                                                                       ------------
                                                                                          4,683,265
                                                                                       ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.2%
      6,000    Verizon Communications Inc. .......................................          211,920
                                                                                       ------------
ELECTRICAL EQUIPMENT -- 2.1%
               Tecumseh Products Co.:
     40,100      Class A Shares...................................................        1,572,722
     40,900      Class BShares ...................................................        1,537,840
                                                                                       ------------
                                                                                          3,110,562
                                                                                       ------------
ENERGY EQUIPMENT AND SERVICES -- 0.3%
     24,000    Diamond Offshore Drilling, Inc. (b) ...............................          484,800
                                                                                       ------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                          PAGE 5

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

August 31, 2003




    SHARES                                 SECURITY                                          VALUE
----------------------------------------------------------------------------------------------------
FOOD SERVICES -- 0.5%
     96,000    Fine Host Corp. (a)(c).............................................      $    672,000
                                                                                        ------------
HEALTHCARE PROVIDERS AND SERVICES -- 2.9%
     12,000    Health Net Inc. (a)................................................           381,960
     27,000    Humana Inc. (a)....................................................           474,930
     44,154    WellPoint Health Networks Inc., Class A Shares (a).................         3,444,012
                                                                                        ------------
                                                                                           4,300,902
                                                                                        ------------
HOTELS, RESTAURANTS AND LEISURE -- 0.2%
      8,000    Fairmount Hotels & Resorts, Inc....................................           212,400
                                                                                        ------------
HOUSEHOLD DURABLES -- 6.0%
    352,110    Koninklijke (Royal) Philips Electronics N.V., ADR..................         8,591,484
               Liberty Homes, Inc.:
     16,550      Class A Shares (b)...............................................            78,199
     24,750      Class B Shares ..................................................           118,800
                                                                                        ------------
                                                                                           8,788,483
                                                                                        ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
     40,000    General Electric Co................................................         1,182,800
      9,403    Tyco International Ltd.............................................           193,514
                                                                                        ------------
                                                                                           1,376,314
                                                                                        ------------
INSURANCE -- 12.6%
    193,300    The Chubb Corp.....................................................        13,132,802
    111,386    CNA Financial Corp. (a)(b).........................................         2,422,645
     10,000    Loews Corp.........................................................           411,600
     40,000    Merchants Group, Inc...............................................           837,200
     50,000    Old Republic International Corp....................................         1,679,500
                                                                                        ------------
                                                                                          18,483,747
                                                                                        ------------
MARINE -- 1.2%
     35,500    Alexander & Baldwin, Inc...........................................         1,039,440
      8,000    CP Ships Ltd.......................................................           166,160
     23,600    Overseas Shipholding Group, Inc....................................           611,476
                                                                                        ------------
                                                                                           1,817,076
                                                                                        ------------
MEDIA -- 0.2%
     11,000    Newscorp Overseas Ltd., ADR........................................           318,120
                                                                                        ------------
METALS AND MINING -- 0.2%
      8,077    Newmont Mining Corp................................................           317,103
                                                                                        ------------
OIL AND GAS -- 10.7%
      5,888    Encana Corp........................................................           220,506
     64,000    Murphy Oil Corp....................................................         3,694,720
    260,000    Royal Dutch Petroleum Co., ADR.....................................        11,666,200
                                                                                        ------------
                                                                                          15,581,426
                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 PAGE 6

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

August 31, 2003



    SHARES                                 SECURITY                                          VALUE
---------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.3%
     48,750    Rayonier Inc.......................................................     $  1,931,962
                                                                                       ------------
PHARMACEUTICALS -- 2.0%
     20,000    Johnson & Johnson..................................................          991,600
     63,364    Pfizer Inc.........................................................        1,895,851
                                                                                       ------------
                                                                                          2,887,451
                                                                                       ------------
REAL ESTATE -- 8.0%
               Forest City Enterprises, Inc.:
    172,950      Class A Shares...................................................        7,367,670
     99,150      Class B Shares, Convertible (d)..................................        4,213,875
      6,000    Harbor Global Co. Ltd..............................................           52,200
                                                                                       ------------
                                                                                         11,633,745
                                                                                       ------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.3%
     12,000    National Semiconductor Corp. (a) ..................................          349,680
                                                                                       ------------
               TOTAL COMMON STOCK
               (Cost -- $29,204,124)..............................................      111,532,481
                                                                                       ------------


    FACE
   AMOUNT
-----------
CORPORATE BONDS -- 0.2%
ELECTRIC/GAS -- 0.2%
$   300,000    Pacific Gas & Electric Co., Series 93-G, 6.250% due 3/1/04
                 (Cost -- $292,263)...............................................          301,500
                                                                                       ------------
               TOTAL LONG-TERM INVESTMENTS
               (Cost -- $29,496,387)..............................................      111,833,981
                                                                                       ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

August 31, 2003




     FACE
    AMOUNT                                 SECURITY                                        VALUE
--------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES -- 23.6%
 $3,745,000    AIG Funding Inc., 1.000% due 9/8/03................................   $   3,744,272
  4,388,000    Barclays US Fund, 1.015% due 9/2/03................................       4,387,876
  4,917,000    Gannett Co., Inc., 1.000% due 9/5/03...............................       4,916,454
  5,000,000    ING America, 1.070% due 9/5/03.....................................       4,999,406
  4,769,000    International Lease Finance Corp., 1.050% due 9/5/03...............       4,768,861
  2,682,000    UBS Finance (Delaware) Inc., 1.030% due 9/5/03.....................       2,681,693
  4,692,000    Wal-Mart Stores, Inc., 1.000% due 9/2/03...........................       4,691,870
  4,345,000    Wells Fargo & Co., 1.010% due 9/5/03...............................       4,344,511
                                                                                      ------------
               TOTAL CORPORATE SHORT-TERM NOTES
               (Cost --  $34,534,943).............................................      34,534,943
                                                                                      ------------
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $64,031,330*).............................................    $146,368,924
                                                                                      ============

------------
 (a)Non-income producing security.
 (b)All or a portion of this security is on loan (See Note 4).
 (c)Security is valued in accordance with fair valuation procedures.
 (d)Convertible into Forest City Enterprises Inc., Class A Shares.
  * Aggregate cost for Federal income tax purposes is $64,146,388.

    Abbreviation used in this schedule:
    -----------------------------------
    ADR -- American Depositary Receipt


Loaned Securities Collateral
August 31, 2003


     FACE
    AMOUNT                                 SECURITY                                          VALUE
--------------------------------------------------------------------------------------------------
 $7,454,052    State Street Navigator Securities Lending Trust Prime Portfolio
                 (Cost -- $7,454,052) ............................................    $  7,454,052
                                                                                      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 8

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statement of Assets and Liabilities
August 31, 2003


ASSETS:
  Investments, at value (Cost -- $29,496,387)........................................   $ 111,833,981
  Corporate short-term notes, at amortized cost......................................      34,534,943
  Loaned securities collateral, at value (Cost -- $7,454,052) (Note 4)...............       7,454,052
  Cash...............................................................................          66,372
  Dividends and interest receivable..................................................         268,087
  Receivable for Fund shares sold....................................................          29,450
                                                                                        -------------
  TOTAL ASSETS.......................................................................     154,186,885
                                                                                        -------------

LIABILITIES:
  Payable for securities on loan (Note 4)............................................       7,454,052
  Payable for securities purchased...................................................         694,141
  Payable for Fund shares reacquired.................................................         206,885
  Management fee payable.............................................................         122,073
  Accrued expenses...................................................................          55,656
                                                                                        -------------
  TOTAL LIABILITIES..................................................................       8,532,807
                                                                                        -------------
TOTAL NET ASSETS.....................................................................    $145,654,078
                                                                                        =============

NET ASSETS:
  Common stock ($0.01 par value, 15,000,000 shares authorized;
    3,523,156 shares outstanding)....................................................       $  35,232
  Capital paid in excess of par value................................................      54,295,473
  Undistributed net investment income................................................         848,100
  Accumulated net realized gain from investment transactions.........................       8,137,679
  Net unrealized appreciation of investments.........................................      82,337,594
                                                                                        -------------
TOTAL NET ASSETS.....................................................................    $145,654,078
                                                                                        =============

NET ASSET VALUE, PER SHARE ($145,654,078 / 3,523,156 shares).........................          $41.34
                                                                                              =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C



Statement of Operations
For the Year Ended August 31, 2003


INVESTMENT INCOME:
  Dividends .........................................................................   $   2,275,431
  Interest (Note 4)..................................................................         571,262
  Less: Foreign withholding tax......................................................         (89,165)
                                                                                        -------------
  TOTAL INVESTMENT INCOME............................................................       2,757,528
                                                                                        -------------

EXPENSES:
  Management fee (Note 2)............................................................       1,415,057
  Legal..............................................................................          49,621
  Audit and tax services.............................................................          40,474
  Shareholder servicing fees.........................................................          28,699
  Registration fees..................................................................          17,985
  Custody............................................................................          12,370
  Shareholder communications.........................................................          10,904
  Directors' fees....................................................................           6,214
  Other..............................................................................           9,515
                                                                                        -------------
  TOTAL EXPENSES.....................................................................       1,590,839
                                                                                        -------------
NET INVESTMENT INCOME................................................................       1,166,689
                                                                                        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES (NOTE 3):
  Realized Gain From:
    Investment transactions .........................................................       9,180,817
    Foreign currency transactions....................................................             672
                                                                                        -------------
  NET REALIZED GAIN..................................................................       9,181,489
                                                                                        -------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of year................................................................      90,047,817
    End of year......................................................................      82,337,594
                                                                                        -------------
  DECREASE IN NET UNREALIZED APPRECIATION............................................      (7,710,223)
                                                                                        -------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES.......................................       1,471,266
                                                                                        -------------
INCREASE IN NET ASSETS FROM OPERATIONS...............................................    $  2,637,955
                                                                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
PAGE 10

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Statements of Changes in Net Assets
For the Years Ended August 31,

                                                                       2003                   2002
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income....................................      $   1,166,689        $   1,125,315
  Net realized gain........................................          9,181,489            4,289,766
  Decrease in net unrealized appreciation..................         (7,710,223)         (18,801,577)
                                                                 -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........          2,637,955          (13,386,496)
                                                                 -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income....................................           (701,596)          (2,501,139)
  Net realized gains.......................................         (4,812,573)         (10,395,070)
                                                                 -------------        -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS..........................         (5,514,169)         (12,896,209)
                                                                 -------------        -------------

FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares.........................          1,310,952            1,960,116
  Net asset value of shares issued for
    reinvestment of dividends..............................          3,492,308            9,207,194
  Cost of shares reacquired................................        (16,547,404)          (9,776,266)
                                                                 -------------        -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS................................        (11,744,144)           1,391,044
                                                                 -------------        -------------
DECREASE IN NET ASSETS.....................................        (14,620,358)         (24,891,661)

NET ASSETS:
  Beginning of year........................................        160,274,436          185,166,097
                                                                 -------------        -------------
  END OF YEAR*.............................................       $145,654,078         $160,274,436
                                                                 =============        =============
* Includes undistributed net investment income of:.........           $848,100             $382,335
                                                                 =============        =============




                       SEE NOTES TO FINANCIAL STATEMENTS.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Notes to Financial Statements


1.   SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers Opportunity Fund Inc ("Fund") is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to achieve above average long-term capital appreciation. Current income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) SECURITIES VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked prices which represent the current value of the security. Over-the-counter securities are valued at the mean between the current bid and asked prices. If no quotations are readily available (as may be the case for securities of limited marketability), or if "restricted" securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

     (B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (C) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends from net investment income and distributions from net realized gains, if any, annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. Permanent book/tax differences are reclassified within the capital accounts based on their Federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as tax return of capital.

     (D) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

     (E) OTHER. Securities transactions are recorded as of the trade date. Dividend income and dividends payable are recorded on the ex-dividend date. Interest income is recognized when earned.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Noncash dividend income is recorded based on market or fair value of property received. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2.   MANAGEMENT FEE AND OTHER TRANSACTIONS

The Fund retains Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Fund. The management fee is payable monthly at an annual rate of 1.00% of the Fund's average daily net assets.

Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup and an affiliate of SBAM, acts as the Fund's distributor.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

The Fund has a concentration of several shareholders who may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

3.   PORTFOLIO ACTIVITY

During the year ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases ..................................................... $ 5,057,969
                                                                ===========
Sales ......................................................... $15,639,647
                                                                ===========

At August 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation ................................. $83,341,979
Gross unrealized depreciation .................................  (1,119,443)
                                                                -----------
Net unrealized appreciation ................................... $82,222,536
                                                                ===========

4.   LENDING OF PORTFOLIO SECURITIES

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

At August 31, 2003, the Fund loaned securities having a market value of $7,279,974. The Fund received cash collateral amounting to $7,454,052 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended August 31, 2003 was $13,227.

5.   SHARES OF CAPITAL STOCK

At August 31, 2003, the Fund had 15,000,000 shares of capital stock authorized with a par value of $0.01 per share. Transactions in shares of the Fund were as follows:


                                                      YEAR ENDED                   YEAR ENDED
                                                    AUGUST 31, 2003              AUGUST 31, 2002
                                            --------------------------    --------------------------
                                               SHARES        AMOUNT          SHARES        AMOUNT
                                              -------        ------         --------      -------
Shares sold................................    34,685    $ 1,310,952          43,495   $ 1,960,116
Shares issued on reinvestment..............    92,610      3,492,308         200,253     9,207,194
Shares reacquired..........................  (432,592)   (16,547,404)       (216,277)   (9,776,266)
                                             --------   ------------        --------    ----------
Net Increase (Decrease)....................  (305,297)  $(11,744,144)         27,471   $ 1,391,044
                                             ========   ============        ========   ===========

6.  INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

At August 31, 2003, the tax basis components of distributable earnings were:


Undistributed ordinary income.............................   $   815,226
                                                             ===========
Accumulated capital gains.................................   $ 8,285,611
                                                             ===========
Unrealized appreciation...................................   $82,222,536
                                                             ===========


The tax character of distributions paid during the year ended August 31, 2003 was:

Ordinary income...........................................    $  701,596
Long-term capital gains...................................     4,812,573
                                                              ----------
Total.....................................................    $5,514,169
                                                              ==========

7.   SUBSEQUENT EVENT

On September 19, 2003, the Board of Directors approved a reduction of the management fee paid to SBAM. Effective October 1, 2003, the management fee was reduced from 1.00% to 0.75%.

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Financial Highlights


For a share of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

                                                  2003        2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR.......        $41.86      $48.72      $55.98      $49.69       $47.36
                                                 ------      ------      ------      ------       ------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income..................          0.33        0.28        0.69        0.82         0.76
  Net realized and unrealized gain (loss)          0.61       (3.74)      (2.23)       8.79         6.98
                                                 ------      ------      ------      ------       ------
Total Income (Loss) From Operations......          0.94       (3.46)      (1.54)       9.61         7.74
                                                 ------      ------      ------      ------       ------
LESS DISTRIBUTIONS FROM:
  Net investment income..................         (0.19)      (0.64)      (0.76)      (0.80)       (0.47)
  Net realized gains.....................         (1.27)      (2.76)      (4.96)      (2.52)       (4.94)
                                                 ------      ------      ------      ------       ------
Total Distributions......................         (1.46)      (3.40)      (5.72)      (3.32)       (5.41)
                                                 ------      ------      ------      ------       ------

NET ASSET VALUE, END OF YEAR.............        $41.34      $41.86      $48.72      $55.98       $49.69
                                                 ======      ======      ======      ======       ======

TOTAL RETURN.............................           2.6%       (7.7)%      (3.2)%      20.4%        16.5%
NET ASSETS, END OF YEAR (MILLIONS).......          $146        $160        $185        $212         $189
RATIOS TO AVERAGE NET ASSETS:
  Expenses...............................          1.12%       1.11%       1.10%       1.11%        1.14%
  Net investment income..................          0.82        0.64        1.30        1.65         1.55
PORTFOLIO TURNOVER RATE..................             5%          1%          1%          3%           3%


S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Report of Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
SALOMON BROTHERS OPPORTUNITY FUND INC

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Opportunity Fund Inc ("Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 13, 2003

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS
The business and affairs of Salomon Brothers Opportunity Fund Inc ("Fund") are managed under the direction of its Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund's Directors and is available, without charge, upon request, by calling the Fund's Transfer Agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                            NUMBER OF
                                                                           PORTFOLIOS
                                                                               IN
                                                                              FUND
                                              TERM OF       PRINCIPAL        COMPLEX
                              POSITION(S)    OFFICE* AND  OCCUPATION(S)     OVERSEEN         OTHER
                               HELD WITH      LENGTH OF    DURING PAST         BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            FUND        TIME SERVED     5 YEARS        DIRECTOR   HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

NON-INTERESTED
DIRECTORS:

B. Alexander Gaguine          Director          Since    Chief Operating        1          None
516 Bethany Avenue                              1997     Officer and President,
Santa Cruz, CA 95060                                     Appleton Foundation
Age 52

Rosalind A. Kochman           Director          Since    Chief Executive        1          None
1301 Avenue J                                   1990     Officer, Brooklyn
Brooklyn, NY 11230                                       Eye Surgery Center;
Age 65                                                   and Administrator,
                                                         Kochman Lebowitz
                                                         & Mobil, MDs

Irving Sonnenschein           Director          Since    Partner in the law     1          None
888 7th Avenue                                  1994     firm of Sonnenschein,
New York, NY 10016                                       Sherman & Deutsch
Age 82

INTERESTED DIRECTOR:

Irving G. Brilliant**         Chairman          Since    Prior to April         1          None
399 Park Avenue               and Director      1978     2003, he was a
New York, NY 10022                                       Director of Salomon
Age 84                        President         2002-    Brothers Asset
                                                2003     Management Inc
                                                         ("SBAM") and
                                                         Citigroup Global
                                                         Markets Inc. ("CGM")


S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


                                                                            NUMBER OF
                                                                           PORTFOLIOS
                                                                               IN
                                                                              FUND
                                              TERM OF       PRINCIPAL        COMPLEX
                              POSITION(S)   OFFICE*** AND OCCUPATION(S)     OVERSEEN         OTHER
                               HELD WITH      LENGTH OF    DURING PAST         BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            FUND        TIME SERVED     5 YEARS        DIRECTOR   HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

OFFICERS:

R. Jay Gerken, CFA            Executive Vice    Since    Managing Director    N/A           N/A
Citigroup Asset Management    President         2002     of CGM; Chairman,
("CAM")                                                  President, Chief
399 Park Avenue                                          Executive Officer
4th Floor                                                and Director of
New York, NY 10022                                       Smith Barney Fund
Age 52                                                   Management LLC
                                                         ("SBFM"); Travelers
                                                         Investment Adviser,
                                                         Inc. ("TIA") and Citi
                                                         Fund Management
                                                         Inc. ("CFM");
                                                         Formerly, Portfolio
                                                         Manager of Smith
                                                         Barney Allocation
                                                         Series Inc. (from
                                                         1996-2001) and Smith
                                                         Barney Growth and
                                                         Income Fund (from
                                                         1996-2001)

Lewis E. Daidone              Senior Vice       Since    Managing Director    N/A           N/A
CAM                           President and     2002     of CGM; Director
125 Broad Street              Chief                      and Senior Vice
11th Floor                    Administrative             President of
New York, NY 10004            Officer                    SBFM, TIA and
Age 46                                                   Director of CFM;
                              Treasurer         1998-    Chief Financial
                                                2002     Officer of certain
                                                         mutual funds
                                                         affiliated with
                                                         Citigroup Inc.
                                                         ("Citigroup") and
                                                         formerly Treasurer
                                                         of the mutual funds
                                                         affiliated with
                                                         Citigroup

George J. Williamson          Investment        Since    Director of SBAM     N/A           N/A
CAM                           Officer           2002     and CGM since
399 Park Avenue                                          January 1999; Prior
4th Floor                     President         2000-    to January 1999, he
New York, NY 10022                              2002     was a Vice President
Age 68                                                   of SBAM and CGM


S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C


                                                                            NUMBER OF
                                                                           PORTFOLIOS
                                                                               IN
                                                                              FUND
                                              TERM OF       PRINCIPAL        COMPLEX
                              POSITION(S)   OFFICE*** AND OCCUPATION(S)     OVERSEEN         OTHER
                               HELD WITH      LENGTH OF    DURING PAST         BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            FUND        TIME SERVED     5 YEARS        DIRECTOR   HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

Frances M. Guggino            Controller        Since    Vice President of      N/A              N/A
CAM                                             2002     CGM
125 Broad Street
10th Floor
New York, NY 10004
Age 45

Christina T. Sydor            Secretary         Since    Managing Director     N/A               N/A
CAM                                             1998     of CGM; General
300 First Stamford Place                                 Counsel and
4th Floor                                                Secretary of SBFM
Stamford, CT 06902                                       and TIA
Age 52


--------------------------------------------------------------------------------------------------------

* Directors are elected until the Fund's next annual meeting and until their sucessors are elected and qualified.
** Mr. Brilliant is an "Interested Director" by virtue of his position with affiliates of SBAM as described in the table above.
***  Officers are elected annually by the Board of Directors.

                                                                                                PAGE 19

S A L O M O N   B R O T H E R S   O P P O R T U N I T Y   F U N D   I N C

Tax Information (unaudited)


For Federal tax purposes the Fund hereby designates for the fiscal year ended August 31, 2003:

     o    A corporate dividends received deduction of 100.00%.

     o    Total long-term capital gain distributions paid of $4,812,573.

     o For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate and The Jobs and Growth Tax Relief Reconciliation Act of 2003.

Directors                                               Salomon Brothers Opportunity Fund Inc

IRVING G. BRILLIANT                                           125 Broad Street
                                                              10th Floor, MF-2
B. ALEXANDER GAGUINE                                          New York, New York 10004
                                                              1-888-777-0102, toll free
ROSALIND A. KOCHMAN

IRVING SONNENSCHEIN
                                                        INVESTMENT MANAGER
                                                              Salomon Brothers Asset Management Inc
                                                              399 Park Avenue
                                                              New York, New York 10022
Officers
                                                        DISTRIBUTOR
IRVING G. BRILLIANT                                           Citigroup Global Markets Inc.
      Chairman                                                388 Greenwich Street
                                                              New York, New York 10013
R. JAY GERKEN, CFA
      Executive Vice President
                                                        CUSTODIAN
LEWIS E. DAIDONE                                              State Street Bank and Trust Company
      Senior Vice President and                               225 Franklin Street
      Chief Administrative Officer                            Boston, Massachusetts 02110

GEORGE J. WILLIAMSON                                    DIVIDEND DISBURSING AND TRANSFER AGENT
      Investment Officer                                      Citicorp Trust Bank, fsb.
                                                              125 Broad Street
FRANCES M. GUGGINO                                            11th Floor
      Controller                                              New York, New York 10004

CHRISTINA T. SYDOR                                      LEGAL COUNSEL
      Secretary                                               Simpson Thacher & Bartlett LLP
                                                              425 Lexington Avenue
                                                              New York, New York 10017-3909

                                                        INDEPENDENT AUDITORS
                                                              PricewaterhouseCoopers LLP
                                                              1177 Avenue of the Americas
                                                              New York, New York 10036




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Salomon Brothers Opportunity Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.
--------------------------------------------------------------------------------
                                                                         PAGE 21

                     (This page intentionally left blank.)

PFPC Global Fund Services
P.O. Box 9764
Providence, Rhode Island 02940-9764




                                                 Salomon Brothers
                                                 Opportunity Fund Inc



                                                 Annual Report
                                                 AUGUST 31, 2003





                            FIRST-CLASS
                            U.S. POSTAGE
                                PAID
                         NORTH READING, MA
                          PERMIT No. 105



                                                      SALOMON
                                                      -------
                                                      BROTHERS
                                                      --------
                                                  Asset Management




OPANN 8/03
03-5500

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Fund's Board of Directors has determined that the Fund does not have an audit committee financial expert serving on its audit committee. Although no single Director possesses the attributes necessary for qualification as an audit committee financial expert, several Directors have significant experience in the management of their personal assets and the assets of the businesses with which they are or have been associated. The Board is considering various options for obtaining access to other sources of financial expertise, such as seeking an additional board member who would qualify as a financial expert or engaging an outside consultant to provide advice with respect to complicated financial or accounting issues.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.




          Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Opportunity Fund Inc


By:      /s/ Irving G. Brilliant
         (Irving G. Brilliant)
         Chairman
         Salomon Brothers Opportunity Fund Inc

Date:    November 5, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Irving G. Brilliant
         (Irving G. Brilliant)
         Chairman
         Salomon Brothers Opportunity Fund Inc

Date:    November 5, 2003

By:      /s/ Lewis E. Daidone
         Chief Administrative Officer
         Salomon Brothers Opportunity Fund Inc

Date:    November 5, 2003